Investment Securities (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value
Less than 12 months	$ 184,887	$ 102,205
12 months or more	3,742	45,296
Total	188,629	147,501
Unrealized Losses
Less than 12 months	(3,237)	(848)
12 months or more	(147)	(1,166)
Total	(3,384)	(2,014)
U.S. government and federal agency obligations
Fair Value
Less than 12 months	13,365
12 months or more	0
Total	13,365
Unrealized Losses
Less than 12 months	(303)
12 months or more	0
Total	(303)
Government sponsored enterprises
Fair Value
Less than 12 months	29,432	43,539
12 months or more	0	1,002
Total	29,432	44,541
Unrealized Losses
Less than 12 months	(329)	(222)
12 months or more	0	(13)
Total	(329)	(235)
Obligations of states and political subdivisions
Fair Value
Less than 12 months	32,318	2,571
12 months or more	0	718
Total	32,318	3,289
Unrealized Losses
Less than 12 months	(757)	(6)
12 months or more	0	(5)
Total	(757)	(11)
Mortgage-backed securities | Residential - government agencies
Fair Value
Less than 12 months	109,772	56,095
12 months or more	3,742	43,576
Total	113,514	99,671
Unrealized Losses
Less than 12 months	(1,848)	(620)
12 months or more	(147)	(1,148)
Total	$ (1,995)	$ (1,768)